Shareholders Equity (Narrative) (Details)	12 Months Ended
Feb. 29, 2016 CAD yr
Shareholders Equity 1	40,705
Shareholders Equity 2	CAD 176,316
Shareholders Equity 3	11.17
Shareholders Equity 4	454,708
Shareholders Equity 5	CAD 278,392
Shareholders Equity 6	41,008
Shareholders Equity 7	CAD 175,094
Shareholders Equity 8	11.17
Shareholders Equity 9	458,129
Shareholders Equity 10	CAD 283,035
Shareholders Equity 11	48,348
Shareholders Equity 12	CAD 224,992
Shareholders Equity 13	11.23
Shareholders Equity 14	542,955
Shareholders Equity 15	CAD 317,963
Shareholders Equity 16	20.00%
Shareholders Equity 17 | yr	10
Shareholders Equity 18	CAD 0
Shareholders Equity 19	45,158
Shareholders Equity 20	38,372
Shareholders Equity 21	0
Shareholders Equity 22	606,060
Shareholders Equity 23	1,197,000
Shareholders Equity 24	0
Shareholders Equity 25	606,060
Shareholders Equity 26	CAD 1,193,000
Shareholders Equity 27	0
Shareholders Equity 28	0
Shareholders Equity 29	CAD 0
Shareholders Equity 30	905,000
Shareholders Equity 31	72,767
Shareholders Equity 32	83,600